American Century Investments®
Quarterly Portfolio Holdings
Avantis® U.S. Small Cap Equity ETF (AVSC)
May 31, 2025

Avantis U.S. Small Cap Equity ETF - Schedule of Investments
MAY 31, 2025 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.8%
Aerospace and Defense — 0.7%
AAR Corp.(1)	6,951	426,861
AerSale Corp.(1)	58,723	345,879
Astronics Corp.(1)	53,022	1,655,347
Cadre Holdings, Inc.	43,460	1,424,184
Ducommun, Inc.(1)	26,893	1,892,729
Eve Holding, Inc.(1)(2)	30,588	165,175
Innovative Solutions & Support, Inc.(1)	9,238	103,373
Mercury Systems, Inc.(1)	48,241	2,375,869
National Presto Industries, Inc.	11,687	1,000,992
Park Aerospace Corp.	31,833	434,520
Spirit AeroSystems Holdings, Inc., Class A(1)	2	75
V2X, Inc.(1)	15,530	703,198
Virgin Galactic Holdings, Inc.(1)(2)	16,414	52,689
		10,580,891
Air Freight and Logistics — 0.3%
Forward Air Corp.(1)(2)	960	16,109
Hub Group, Inc., Class A	118,893	4,007,883
Radiant Logistics, Inc.(1)	68,820	408,791
		4,432,783
Automobile Components — 2.4%
Adient PLC(1)	160,097	2,495,912
American Axle & Manufacturing Holdings, Inc.(1)	233,908	1,026,856
Dana, Inc.	303,363	5,044,927
Fox Factory Holding Corp.(1)	37,263	955,796
Gentherm, Inc.(1)	62,106	1,699,531
Goodyear Tire & Rubber Co.(1)	274,014	3,126,500
Holley, Inc.(1)	113,090	219,395
LCI Industries	43,037	3,750,244
Motorcar Parts of America, Inc.(1)	30,499	339,759
Patrick Industries, Inc.	56,086	4,815,544
Phinia, Inc.	73,465	3,188,381
QuantumScape Corp.(1)(2)	701,862	2,807,448
Standard Motor Products, Inc.	39,294	1,190,608
Stoneridge, Inc.(1)	56,235	282,300
Strattec Security Corp.(1)	5,088	284,826
Visteon Corp.(1)	49,180	4,152,021
XPEL, Inc.(1)	43,334	1,558,724
		36,938,772
Automobiles — 0.1%
Winnebago Industries, Inc.	55,357	1,878,263
Banks — 18.0%
1st Source Corp.	26,732	1,618,890
ACNB Corp.	14,822	616,151
Amalgamated Financial Corp.	36,458	1,101,761
Amerant Bancorp, Inc.	76,216	1,336,066
Ameris Bancorp	253	15,552
Ames National Corp.	1,577	27,440
Arrow Financial Corp.	30,208	777,856
Banc of California, Inc.	278,446	3,820,279

Bancorp, Inc.(1)	98,706	5,043,877
Bank First Corp.	20,397	2,372,171
Bank of Hawaii Corp.	70,429	4,684,233
Bank of Marin Bancorp	31,216	665,213
Bank of NT Butterfield & Son Ltd.	93,480	3,941,117
Bank7 Corp.	6,953	268,525
BankUnited, Inc.	156,157	5,306,215
Bankwell Financial Group, Inc.	916	31,794
Banner Corp.	68,337	4,212,976
Bar Harbor Bankshares	29,470	856,988
BayCom Corp.	11,089	292,639
BCB Bancorp, Inc.	10,974	88,889
Berkshire Hills Bancorp, Inc.	92,000	2,277,920
Blue Foundry Bancorp(1)	12,576	113,939
Blue Ridge Bankshares, Inc.(1)	64,132	222,538
Bridgewater Bancshares, Inc.(1)	33,235	486,560
Brookline Bancorp, Inc.	186,223	1,923,684
Burke & Herbert Financial Services Corp.	24,949	1,420,097
Business First Bancshares, Inc.	55,730	1,325,817
Byline Bancorp, Inc.	55,021	1,423,393
C&F Financial Corp.	4,652	309,544
California BanCorp(1)	43,126	644,302
Camden National Corp.	32,362	1,273,121
Capital Bancorp, Inc.	19,772	638,636
Capital City Bank Group, Inc.	26,994	1,018,754
Carter Bankshares, Inc.(1)	45,726	752,193
Central Pacific Financial Corp.	56,651	1,512,582
Chemung Financial Corp.	2,837	132,970
ChoiceOne Financial Services, Inc.	19,221	568,557
Citizens & Northern Corp.	5,844	108,406
Citizens Financial Services, Inc.	7,021	429,334
City Holding Co.	28,972	3,415,509
Civista Bancshares, Inc.	28,491	642,472
CNB Financial Corp.	42,738	926,132
Coastal Financial Corp.(1)	27,979	2,459,074
Colony Bankcorp, Inc.	24,867	380,216
Columbia Financial, Inc.(1)	52,903	757,042
Community Trust Bancorp, Inc.	32,547	1,661,524
Community West Bancshares	30,656	545,677
ConnectOne Bancorp, Inc.	75,350	1,730,789
Customers Bancorp, Inc.(1)	60,414	3,078,697
CVB Financial Corp.	255,493	4,790,494
Dime Community Bancshares, Inc.	84,533	2,169,117
Eagle Bancorp Montana, Inc.	2,993	50,791
Eagle Bancorp, Inc.	62,111	1,093,154
Eastern Bankshares, Inc.	267	4,005
Enterprise Bancorp, Inc.	17,805	686,383
Enterprise Financial Services Corp.	74,487	3,943,342
Equity Bancshares, Inc., Class A	31,950	1,244,133
Esquire Financial Holdings, Inc.	15,920	1,444,581
Farmers & Merchants Bancorp, Inc.	12,317	293,268
Farmers National Banc Corp.	72,485	958,977
FB Bancorp, Inc.(1)	8,397	93,794
FB Financial Corp.	72,744	3,175,276

Fidelity D&D Bancorp, Inc.	374	15,252
Financial Institutions, Inc.	37,600	970,832
First Bancorp, Inc.	2,842	68,748
First Bancorp/Southern Pines NC	83,906	3,471,191
First Bank	30,949	449,689
First Busey Corp.	173,542	3,838,749
First Business Financial Services, Inc.	13,637	665,076
First Commonwealth Financial Corp.	208,117	3,250,788
First Community Bankshares, Inc.	33,555	1,261,668
First Community Corp.	8,114	192,302
First Financial Bancorp	186,806	4,513,233
First Financial Corp.	23,083	1,196,623
First Financial Northwest, Inc.(1)	9,481	5,309
First Foundation, Inc.(1)	140,504	725,001
First Internet Bancorp	16,501	400,149
First Merchants Corp.	120,826	4,555,140
First Mid Bancshares, Inc.	42,537	1,500,705
First National Corp.	908	18,342
First of Long Island Corp.	45,225	536,821
First Savings Financial Group, Inc.	175	4,653
First United Corp.	6,999	210,320
First Western Financial, Inc.(1)	1,939	40,409
Firstsun Capital Bancorp(1)	11,188	400,866
Five Star Bancorp	29,319	819,759
Flushing Financial Corp.	63,386	762,534
Franklin Financial Services Corp.	297	11,405
FS Bancorp, Inc.	5,085	195,315
FVCBankcorp, Inc.(1)	53	618
German American Bancorp, Inc.	64,760	2,474,803
Great Southern Bancorp, Inc.	18,945	1,059,783
Greene County Bancorp, Inc.	6,323	137,146
Guaranty Bancshares, Inc.	14,178	586,118
Hanmi Financial Corp.	66,645	1,527,503
Hanover Bancorp, Inc.	1,034	23,389
HarborOne Bancorp, Inc.	80,017	910,593
HBT Financial, Inc.	19,483	455,902
Heritage Commerce Corp.	122,739	1,136,563
Heritage Financial Corp.	71,132	1,663,066
Hilltop Holdings, Inc.	93,982	2,802,543
Hingham Institution For Savings	3,378	818,861
Home Bancorp, Inc.	11,498	579,499
HomeStreet, Inc.(1)	16,168	210,669
HomeTrust Bancshares, Inc.	31,034	1,120,017
Hope Bancorp, Inc.	244,205	2,451,818
Horizon Bancorp, Inc.	89,043	1,321,398
Independent Bank Corp.	84,789	5,214,523
Independent Bank Corp. (Michigan)	42,877	1,351,912
Investar Holding Corp.	7,052	134,059
Kearny Financial Corp.	115,746	697,948
Lakeland Financial Corp.	50,047	2,996,314
LCNB Corp.	59	856
Live Oak Bancshares, Inc.	70,584	1,937,531
MainStreet Bancshares, Inc.	165	3,120
Mercantile Bank Corp.	33,257	1,468,629

Meridian Corp.	10,751	145,138
Metrocity Bankshares, Inc.	35,953	1,004,527
Metropolitan Bank Holding Corp.(1)	22,691	1,467,427
Mid Penn Bancorp, Inc.	35,442	944,529
Middlefield Banc Corp.	181	5,312
Midland States Bancorp, Inc.	42,744	721,519
MidWestOne Financial Group, Inc.	28,813	828,374
MVB Financial Corp.	7,777	152,118
National Bank Holdings Corp., Class A	75,140	2,716,311
National Bankshares, Inc.	27	692
NB Bancorp, Inc.(1)	25,649	432,186
NBT Bancorp, Inc.	103,917	4,348,926
Nicolet Bankshares, Inc.	26,961	3,306,497
Northeast Bank	14,772	1,238,337
Northfield Bancorp, Inc.	79,556	929,214
Northrim BanCorp, Inc.	11,818	1,082,529
Northwest Bancshares, Inc.	257,568	3,162,935
Norwood Financial Corp.	172	4,472
Oak Valley Bancorp	539	13,739
OceanFirst Financial Corp.	117,138	1,969,090
OFG Bancorp	95,467	3,927,512
Old Second Bancorp, Inc.	91,270	1,509,606
Orange County Bancorp, Inc.	11,520	294,566
Origin Bancorp, Inc.	63,238	2,155,783
Orrstown Financial Services, Inc.	35,823	1,076,839
Pacific Premier Bancorp, Inc.	192,543	4,081,912
Park National Corp.	29,423	4,783,003
Parke Bancorp, Inc.	2,077	40,273
Pathward Financial, Inc.	50,137	3,913,193
PCB Bancorp	6,309	122,016
Peapack-Gladstone Financial Corp.	33,310	913,360
Penns Woods Bancorp, Inc.	4,677	138,392
Peoples Bancorp of North Carolina, Inc.	3,058	84,187
Peoples Bancorp, Inc.	71,030	2,082,600
Peoples Financial Services Corp.	15,853	761,895
Plumas Bancorp	132	5,746
Ponce Financial Group, Inc.(1)	15,922	213,196
Preferred Bank	25,712	2,149,780
Primis Financial Corp.	44,082	417,457
Provident Bancorp, Inc.(1)	7,245	82,521
Provident Financial Services, Inc.	264,028	4,409,268
QCR Holdings, Inc.	34,587	2,327,705
RBB Bancorp	29,364	498,601
Red River Bancshares, Inc.	1,286	72,132
Republic Bancorp, Inc., Class A	19,739	1,352,911
Riverview Bancorp, Inc.	717	3,987
S&T Bancorp, Inc.	79,092	2,899,513
Seacoast Banking Corp. of Florida	169,707	4,383,532
Shore Bancshares, Inc.	64,694	937,416
Sierra Bancorp	25,143	688,164
Simmons First National Corp., Class A	250,122	4,692,289
SmartFinancial, Inc.	29,682	943,294
South Plains Financial, Inc.	24,407	877,920
Southern First Bancshares, Inc.(1)	8,360	301,545

Southern Missouri Bancorp, Inc.	20,049	1,055,780
Southern States Bancshares, Inc.	4,094	141,202
Southside Bancshares, Inc.	59,417	1,674,965
Stellar Bancorp, Inc.	93,625	2,520,385
Stock Yards Bancorp, Inc.	62,154	4,572,048
Third Coast Bancshares, Inc.(1)	21,726	666,119
Timberland Bancorp, Inc.	4,072	123,911
Tompkins Financial Corp.	25,893	1,589,830
Towne Bank	140,021	4,839,126
TriCo Bancshares	56,234	2,243,737
Triumph Financial, Inc.(1)	33,381	1,928,420
TrustCo Bank Corp.	38,173	1,184,890
Trustmark Corp.	115,240	3,971,170
Unity Bancorp, Inc.	13,351	590,181
Univest Financial Corp.	58,756	1,734,477
USCB Financial Holdings, Inc.	429	7,091
Veritex Holdings, Inc.	110,363	2,670,785
Virginia National Bankshares Corp.	550	20,542
WaFd, Inc.	168,795	4,797,154
Washington Trust Bancorp, Inc.	37,212	1,029,284
WesBanco, Inc.	54,597	1,680,496
West BanCorp, Inc.	3,941	76,377
Westamerica Bancorporation	53,353	2,563,612
WSFS Financial Corp.	13,853	732,685
		272,401,739
Beverages — 0.3%
Boston Beer Co., Inc., Class A(1)	4,825	1,109,026
MGP Ingredients, Inc.	14,984	440,829
Vita Coco Co., Inc.(1)	81,185	2,889,374
Zevia PBC, Class A(1)	22,034	59,933
		4,499,162
Biotechnology — 2.9%
4D Molecular Therapeutics, Inc.(1)	40,584	146,914
89bio, Inc.(1)	111,783	1,099,945
Absci Corp.(1)(2)	65,775	174,304
ACADIA Pharmaceuticals, Inc.(1)	121,028	2,610,574
Adverum Biotechnologies, Inc.(1)(2)	18,355	40,748
Agios Pharmaceuticals, Inc.(1)	112,608	3,613,591
Akebia Therapeutics, Inc.(1)	9,488	28,749
Akero Therapeutics, Inc.(1)	224	11,122
Aligos Therapeutics, Inc.(1)(2)	1,427	7,549
Anika Therapeutics, Inc.(1)	28,087	313,170
Annexon, Inc.(1)	183,242	373,814
Apogee Therapeutics, Inc.(1)	2,076	76,065
Arcturus Therapeutics Holdings, Inc.(1)	45,902	575,152
Arcus Biosciences, Inc.(1)	80,714	720,776
Assembly Biosciences, Inc.(1)	736	10,414
Astria Therapeutics, Inc.(1)	51,497	245,126
aTyr Pharma, Inc.(1)	728	3,254
Aura Biosciences, Inc.(1)	49,154	288,042
Aurinia Pharmaceuticals, Inc.(1)	180,940	1,418,570
Biomea Fusion, Inc.(1)(2)	80	115
Black Diamond Therapeutics, Inc.(1)	1,529	3,364
Cabaletta Bio, Inc.(1)(2)	1,581	2,956

Cardiff Oncology, Inc.(1)(2)	542	1,848
CareDx, Inc.(1)	60	1,019
Cargo Therapeutics, Inc.(1)	43,874	186,464
Catalyst Pharmaceuticals, Inc.(1)	165,766	4,137,519
Celldex Therapeutics, Inc.(1)	32,274	638,380
CervoMed, Inc.(1)	1,660	11,985
CG oncology, Inc.(1)	7,013	179,673
Cidara Therapeutics, Inc.(1)(2)	15,247	330,555
Compass Therapeutics, Inc.(1)	37,570	78,897
Corvus Pharmaceuticals, Inc.(1)(2)	4,500	17,010
Cullinan Therapeutics, Inc.(1)	102,180	883,346
Day One Biopharmaceuticals, Inc.(1)	16,036	102,310
Denali Therapeutics, Inc.(1)	113,795	1,506,646
Design Therapeutics, Inc.(1)(2)	41,456	154,631
DiaMedica Therapeutics, Inc.(1)(2)	3,243	13,329
Dianthus Therapeutics, Inc.(1)(2)	47,170	820,286
Dynavax Technologies Corp.(1)	253,128	2,478,123
Dyne Therapeutics, Inc.(1)	342	4,090
Eledon Pharmaceuticals, Inc.(1)	28,067	84,201
Emergent BioSolutions, Inc.(1)	105,703	668,043
Enanta Pharmaceuticals, Inc.(1)	37,948	225,032
Engene Holdings, Inc.(1)	4,367	16,769
Entrada Therapeutics, Inc.(1)	59,397	451,417
Essa Pharma, Inc.(1)	46,373	77,907
Genelux Corp.(1)(2)	6,212	15,033
Gyre Therapeutics, Inc.(1)(2)	13,595	123,307
HilleVax, Inc.(1)(2)	12,633	23,624
Ideaya Biosciences, Inc.(1)	27,231	541,625
Inhibrx Biosciences, Inc.(1)	358	4,822
Inmune Bio, Inc.(1)(2)	704	5,195
Inovio Pharmaceuticals, Inc.(1)	42,824	85,648
Instil Bio, Inc.(1)(2)	5,530	149,033
Intellia Therapeutics, Inc.(1)	192,891	1,325,161
Iovance Biotherapeutics, Inc.(1)(2)	12,955	22,671
iTeos Therapeutics, Inc.(1)	71,591	717,342
Janux Therapeutics, Inc.(1)	6,938	165,124
Kodiak Sciences, Inc.(1)	72,488	246,459
Korro Bio, Inc.(1)	7,961	90,915
Kura Oncology, Inc.(1)	54,538	310,321
Kymera Therapeutics, Inc.(1)	2,998	88,861
Kyverna Therapeutics, Inc.(1)	4,239	10,809
Larimar Therapeutics, Inc.(1)(2)	66,331	149,245
Lexeo Therapeutics, Inc.(1)	205	558
MiMedx Group, Inc.(1)	236,214	1,518,856
Monopar Therapeutics, Inc.(1)	402	12,755
Monte Rosa Therapeutics, Inc.(1)(2)	104,715	437,709
Myriad Genetics, Inc.(1)	8,503	35,628
Neurogene, Inc.(1)(2)	379	6,447
Newamsterdam Pharma Co. NV(1)(2)	2,565	46,452
Nkarta, Inc.(1)(2)	90,267	157,065
Nurix Therapeutics, Inc.(1)	2,054	21,834
Olema Pharmaceuticals, Inc.(1)	1,517	8,010
OnKure Therapeutics, Inc., Class A(1)	4,273	10,811
Organogenesis Holdings, Inc.(1)	136,636	374,383

ORIC Pharmaceuticals, Inc.(1)	76,360	623,861
Palvella Therapeutics, Inc.(1)	8,142	196,466
Perspective Therapeutics, Inc.(1)	2,524	6,487
Protagonist Therapeutics, Inc.(1)	2,189	103,912
Protara Therapeutics, Inc.(1)	54,624	166,057
Prothena Corp. PLC(1)	51,597	236,830
Puma Biotechnology, Inc.(1)	93,083	305,312
REGENXBIO, Inc.(1)	88,884	786,623
Regulus Therapeutics, Inc.(1)	29,179	231,389
Relay Therapeutics, Inc.(1)	309,875	929,625
Replimune Group, Inc.(1)	116,870	1,049,493
Rezolute, Inc.(1)(2)	10,695	44,063
Rigel Pharmaceuticals, Inc.(1)	13,269	254,765
Sage Therapeutics, Inc.(1)	111,371	719,457
Sagimet Biosciences, Inc., Class A(1)(2)	37,400	132,770
Savara, Inc.(1)(2)	9,827	22,406
Sera Prognostics, Inc., Class A(1)(2)	5,403	8,429
Solid Biosciences, Inc.(1)	11,274	36,190
Stoke Therapeutics, Inc.(1)	9,857	94,036
Tectonic Therapeutic, Inc.(1)	3,630	78,081
Tourmaline Bio, Inc.(1)	35,289	588,620
Tyra Biosciences, Inc.(1)	23,011	209,400
uniQure NV(1)	52	752
Upstream Bio, Inc.(1)(2)	15,968	147,385
Vanda Pharmaceuticals, Inc.(1)	115,838	502,737
Vera Therapeutics, Inc.(1)	312	5,912
Verve Therapeutics, Inc.(1)	148,075	658,934
Vigil Neuroscience, Inc.(1)	20,258	159,836
Vir Biotechnology, Inc.(1)	215,742	1,065,765
Viridian Therapeutics, Inc.(1)	118,946	1,655,728
Vistagen Therapeutics, Inc.(1)(2)	31,063	80,142
Voyager Therapeutics, Inc.(1)	108,331	296,827
Whitehawk Therapeutics, Inc.(1)	938	1,585
XBiotech, Inc.(1)(2)	13,228	37,700
Xencor, Inc.(1)	128,098	1,024,784
Y-mAbs Therapeutics, Inc.(1)	270	1,242
Zymeworks, Inc.(1)	1,778	20,323
		44,023,421
Broadline Retail — 0.2%
1stdibs.com, Inc.(1)	13,074	32,816
ContextLogic, Inc., Class A(1)	52,197	428,015
Groupon, Inc.(1)(2)	40,025	1,165,928
Kohl's Corp.	227,291	1,847,876
Savers Value Village, Inc.(1)(2)	30,977	310,390
		3,785,025
Building Products — 1.4%
American Woodmark Corp.(1)	29,393	1,656,883
Apogee Enterprises, Inc.	43,341	1,675,130
AZZ, Inc.	56,492	5,123,259
Gibraltar Industries, Inc.(1)	46,682	2,734,632
Insteel Industries, Inc.	37,765	1,322,530
Janus International Group, Inc.(1)	271,627	2,219,193
JELD-WEN Holding, Inc.(1)	169,211	617,620
Masterbrand, Inc.(1)	250,100	2,551,020

Quanex Building Products Corp.	82,914	1,387,151
Resideo Technologies, Inc.(1)	61,536	1,273,795
		20,561,213
Capital Markets — 0.9%
Acadian Asset Management, Inc.	26,281	791,321
Diamond Hill Investment Group, Inc.	5,473	773,116
Donnelley Financial Solutions, Inc.(1)	53,445	2,911,684
Forge Global Holdings, Inc.(1)	2,177	30,260
Oppenheimer Holdings, Inc., Class A	21,053	1,374,550
P10, Inc., Class A	56,869	617,597
Silvercrest Asset Management Group, Inc., Class A	3,459	50,225
StoneX Group, Inc.(1)	29,416	2,490,211
Virtus Investment Partners, Inc.	13,458	2,297,281
WisdomTree, Inc.	276,970	2,614,597
		13,950,842
Chemicals — 2.6%
AdvanSix, Inc.	53,975	1,268,952
American Vanguard Corp.	51,003	250,935
Arq, Inc.(1)	56,524	279,229
Ashland, Inc.	58,221	2,882,522
Aspen Aerogels, Inc.(1)	3,895	22,435
Chemours Co.	177,769	1,800,800
Core Molding Technologies, Inc.(1)	12,983	216,427
Ecovyst, Inc.(1)	212,384	1,582,261
Flotek Industries, Inc.(1)	36,189	530,893
Ginkgo Bioworks Holdings, Inc.(1)(2)	48,288	335,602
Hawkins, Inc.	40,447	5,399,270
Huntsman Corp.	97,036	1,080,981
Ingevity Corp.(1)	75,787	3,135,308
Innospec, Inc.	42,199	3,590,291
Intrepid Potash, Inc.(1)	24,491	924,780
Koppers Holdings, Inc.	39,739	1,220,782
Kronos Worldwide, Inc.	44,655	282,666
LSB Industries, Inc.(1)	106,803	808,499
Mativ Holdings, Inc.	110,754	633,513
Minerals Technologies, Inc.	64,826	3,680,820
Northern Technologies International Corp.(2)	6,234	45,072
Olin Corp.	26,925	522,614
Orion SA	110,400	1,202,256
Perimeter Solutions, Inc.(1)	89,645	1,082,015
PureCycle Technologies, Inc.(1)(2)	12,505	118,922
Quaker Chemical Corp.	17,360	1,882,518
Rayonier Advanced Materials, Inc.(1)	139,944	538,784
Stepan Co.	44,471	2,414,331
Tronox Holdings PLC, Class A	243,449	1,382,790
Valhi, Inc.	1,690	24,606
		39,140,874
Commercial Services and Supplies — 1.9%
ACCO Brands Corp.	185,700	666,663
Acme United Corp.	4,184	166,523
BrightView Holdings, Inc.(1)	116,812	1,819,931
CECO Environmental Corp.(1)	4,179	112,373
Civeo Corp.	26,390	575,566
Deluxe Corp.	87,337	1,246,299

Driven Brands Holdings, Inc.(1)	95,724	1,705,802
Ennis, Inc.	52,432	978,905
Enviri Corp.(1)	44,049	358,999
Healthcare Services Group, Inc.(1)	149,944	2,114,210
HNI Corp.	90,602	4,215,711
Interface, Inc.	119,308	2,396,898
Liquidity Services, Inc.(1)	51,659	1,207,271
MillerKnoll, Inc.	126,368	2,131,828
OPENLANE, Inc.(1)	203,626	4,669,144
Perma-Fix Environmental Services, Inc.(1)(2)	1,852	19,613
Pursuit Attractions & Hospitality, Inc.(1)	39,618	1,104,946
Quad/Graphics, Inc.	58,479	340,933
Steelcase, Inc., Class A	181,890	1,875,286
Team, Inc.(1)	591	10,697
Vestis Corp.	238,001	1,466,086
Virco Mfg. Corp.	29,006	243,941
VSE Corp.	650	84,559
		29,512,184
Communications Equipment — 1.3%
ADTRAN Holdings, Inc.(1)	162,343	1,303,614
Aviat Networks, Inc.(1)	24,330	521,878
BK Technologies Corp.(1)	4,403	188,757
Calix, Inc.(1)	104,039	4,810,763
Clearfield, Inc.(1)	24,038	892,050
Digi International, Inc.(1)	51,266	1,661,531
Harmonic, Inc.(1)	79,884	720,554
KVH Industries, Inc.(1)	4,873	26,363
Lantronix, Inc.(1)	51,083	111,872
NETGEAR, Inc.(1)	60,779	1,782,648
NetScout Systems, Inc.(1)	78,990	1,804,132
Nokia OYJ, ADR(2)	34,460	179,881
Ribbon Communications, Inc.(1)	165,344	558,863
Viasat, Inc.(1)	208,140	1,817,062
Viavi Solutions, Inc.(1)	445,717	4,060,482
		20,440,450
Construction and Engineering — 1.7%
Ameresco, Inc., Class A(1)	63,793	879,068
Argan, Inc.	29,726	6,251,378
Centuri Holdings, Inc.(1)	27,904	582,636
Concrete Pumping Holdings, Inc.	43,728	307,408
Everus Construction Group, Inc.(1)	63,293	3,665,298
Great Lakes Dredge & Dock Corp.(1)	139,288	1,557,240
Limbach Holdings, Inc.(1)	21,838	2,800,068
Matrix Service Co.(1)	56,625	691,957
MYR Group, Inc.(1)	28,557	4,479,165
Northwest Pipe Co.(1)	20,349	786,285
Orion Group Holdings, Inc.(1)	74,956	617,637
Tutor Perini Corp.(1)	96,069	3,543,025
		26,161,165
Construction Materials — 0.1%
U.S. Lime & Minerals, Inc.	20,058	2,061,561
Consumer Finance — 1.9%
Atlanticus Holdings Corp.(1)	8,807	431,983
Bread Financial Holdings, Inc.	102,432	5,248,616

Consumer Portfolio Services, Inc.(1)	2,295	20,770
Dave, Inc.(1)	10,255	2,059,409
Encore Capital Group, Inc.(1)	41,802	1,584,296
Enova International, Inc.(1)	49,064	4,546,761
EZCORP, Inc., Class A(1)	109,255	1,469,480
Green Dot Corp., Class A(1)	110,676	1,022,646
LendingClub Corp.(1)	238,068	2,387,822
LendingTree, Inc.(1)	22,821	799,191
Medallion Financial Corp.	20,020	183,583
Navient Corp.	150,249	2,019,347
NerdWallet, Inc., Class A(1)	49,809	524,987
Oportun Financial Corp.(1)	56,988	378,970
OppFi, Inc.	48,481	614,254
PRA Group, Inc.(1)	78,188	1,109,488
PROG Holdings, Inc.	82,631	2,382,252
Regional Management Corp.	15,467	409,102
World Acceptance Corp.(1)	6,538	1,009,990
		28,202,947
Consumer Staples Distribution & Retail — 1.7%
Andersons, Inc.	67,183	2,385,668
Chefs' Warehouse, Inc.(1)	76,343	4,869,157
Grocery Outlet Holding Corp.(1)	101,611	1,379,877
HF Foods Group, Inc.(1)	11,246	42,847
Ingles Markets, Inc., Class A	30,390	1,893,297
Natural Grocers by Vitamin Cottage, Inc.	29,594	1,445,075
PriceSmart, Inc.	44,957	4,854,457
SpartanNash Co.	72,360	1,408,126
United Natural Foods, Inc.(1)	141,603	4,328,804
Village Super Market, Inc., Class A	19,123	737,765
Weis Markets, Inc.	35,680	2,704,544
		26,049,617
Containers and Packaging — 0.5%
Ardagh Metal Packaging SA	28,465	111,013
Greif, Inc., Class A	17,855	992,738
Greif, Inc., Class B	1,528	92,062
Myers Industries, Inc.	73,369	931,053
O-I Glass, Inc.(1)	298,262	3,910,215
TriMas Corp.	74,166	1,955,757
		7,992,838
Distributors — 0.0%
A-Mark Precious Metals, Inc.	35,057	691,675
Weyco Group, Inc.	510	15,993
		707,668
Diversified Consumer Services — 2.0%
Adtalem Global Education, Inc.(1)	6,104	805,911
American Public Education, Inc.(1)	35,317	1,040,086
Carriage Services, Inc.	28,075	1,221,263
Coursera, Inc.(1)	168,153	1,488,154
European Wax Center, Inc., Class A(1)	56,707	288,639
Laureate Education, Inc., Class A(1)	226,195	5,089,387
Lincoln Educational Services Corp.(1)	55,743	1,326,683
Matthews International Corp., Class A	59,751	1,281,659
Mister Car Wash, Inc.(1)	195,737	1,385,818
OneSpaWorld Holdings Ltd.	187,070	3,528,140

Perdoceo Education Corp.	134,217	4,568,747
Strategic Education, Inc.	42,204	3,850,271
Universal Technical Institute, Inc.(1)	107,374	3,814,998
		29,689,756
Diversified Telecommunication Services — 0.6%
ATN International, Inc.	21,644	307,561
Bandwidth, Inc., Class A(1)	3,401	47,682
Cogent Communications Holdings, Inc.	66,195	3,025,774
Globalstar, Inc.(1)	26,531	489,762
IDT Corp., Class B	32,738	2,016,333
Iridium Communications, Inc.	35,995	914,273
Liberty Latin America Ltd., Class A(1)	61,202	300,502
Liberty Latin America Ltd., Class C(1)	256,477	1,282,385
Shenandoah Telecommunications Co.	109,663	1,379,561
		9,763,833
Electric Utilities — 0.3%
Genie Energy Ltd., Class B	24,487	517,655
Hawaiian Electric Industries, Inc.(1)	309,405	3,304,446
		3,822,101
Electrical Equipment — 0.8%
Allient, Inc.	29,152	886,221
Array Technologies, Inc.(1)	68,700	453,420
Atkore, Inc.	36,090	2,349,459
Espey Mfg. & Electronics Corp.	661	24,193
Fluence Energy, Inc.(1)(2)	26,401	124,085
FuelCell Energy, Inc.(1)(2)	6,548	33,460
LSI Industries, Inc.	55,676	905,848
Powell Industries, Inc.	20,107	3,409,946
Preformed Line Products Co.	5,334	760,842
Shoals Technologies Group, Inc., Class A(1)	122,743	579,347
Sunrun, Inc.(1)	146,461	1,096,993
Thermon Group Holdings, Inc.(1)	62,057	1,609,758
Ultralife Corp.(1)	13,710	91,446
Vicor Corp.(1)	1,217	53,110
		12,378,128
Electronic Equipment, Instruments and Components — 2.8%
908 Devices, Inc.(1)(2)	51,923	294,923
Aeva Technologies, Inc.(1)(2)	39,826	727,621
Bel Fuse, Inc., Class A	2,620	166,396
Bel Fuse, Inc., Class B	19,861	1,465,742
Benchmark Electronics, Inc.	66,686	2,435,373
Climb Global Solutions, Inc.	7,417	817,168
Coda Octopus Group, Inc.(1)(2)	36	265
CTS Corp.	59,669	2,427,932
Daktronics, Inc.(1)	90,928	1,349,371
ePlus, Inc.(1)	49,136	3,506,836
Evolv Technologies Holdings, Inc.(1)(2)	58,394	318,831
FARO Technologies, Inc.(1)	37,884	1,605,145
Frequency Electronics, Inc.	10,743	206,695
IPG Photonics Corp.(1)	27,572	1,826,921
Kimball Electronics, Inc.(1)	50,324	910,864
Knowles Corp.(1)	159,915	2,624,205
Methode Electronics, Inc.	69,045	548,908
M-Tron Industries, Inc.(1)	4,252	196,740

Napco Security Technologies, Inc.	71,255	1,988,014
nLight, Inc.(1)	90,641	1,371,398
OSI Systems, Inc.(1)	15,523	3,401,245
Ouster, Inc.(1)	46,399	567,460
PC Connection, Inc.	24,234	1,584,904
Richardson Electronics Ltd.(2)	23,760	212,652
Rogers Corp.(1)	36,302	2,416,624
ScanSource, Inc.(1)	44,779	1,808,176
TTM Technologies, Inc.(1)	140,913	4,207,662
Vishay Intertechnology, Inc.	185,769	2,613,770
Vishay Precision Group, Inc.(1)	23,437	602,800
		42,204,641
Energy Equipment and Services — 2.7%
Aris Water Solutions, Inc., Class A	66,034	1,455,389
Atlas Energy Solutions, Inc.	129,237	1,570,230
Bristow Group, Inc.(1)	52,320	1,530,883
Core Laboratories, Inc.	93,993	1,010,425
DMC Global, Inc.(1)	38,675	249,840
Energy Services of America Corp.(2)	3,353	33,631
Expro Group Holdings NV(1)	205,232	1,707,530
Forum Energy Technologies, Inc.(1)	20,726	305,501
Geospace Technologies Corp.(1)(2)	18,135	105,546
Gulf Island Fabrication, Inc.(1)	5,910	37,942
Helix Energy Solutions Group, Inc.(1)	296,850	1,837,501
Helmerich & Payne, Inc.	110,895	1,691,149
Innovex International, Inc.(1)	85,502	1,179,928
KLX Energy Services Holdings, Inc.(1)(2)	11,970	20,588
Kodiak Gas Services, Inc.	48,379	1,708,262
Liberty Energy, Inc., Class A	275,217	3,189,765
Mammoth Energy Services, Inc.(1)	3,873	10,225
Nabors Industries Ltd.(1)	19,695	508,328
Natural Gas Services Group, Inc.(1)	24,619	590,117
NPK International, Inc.(1)	163,636	1,323,815
Oceaneering International, Inc.(1)	207,319	3,953,573
Oil States International, Inc.(1)	123,712	538,147
Patterson-UTI Energy, Inc.	572,796	3,161,834
ProFrac Holding Corp., Class A(1)(2)	37,123	309,606
ProPetro Holding Corp.(1)	185,063	999,340
Ranger Energy Services, Inc.	32,990	351,343
RPC, Inc.	203,481	903,456
SEACOR Marine Holdings, Inc.(1)	47,273	252,438
Seadrill Ltd.(1)	50,483	1,171,206
Select Water Solutions, Inc., Class A	201,942	1,623,614
Smart Sand, Inc.	4,554	8,653
Solaris Energy Infrastructure, Inc., Class A	75,351	2,066,878
TETRA Technologies, Inc.(1)	258,239	692,080
Tidewater, Inc.(1)	29,418	1,168,189
Transocean Ltd.(1)	802,444	1,998,086
Valaris Ltd.(1)	27,216	1,023,866
		40,288,904
Entertainment — 0.5%
CuriosityStream, Inc.	21,492	146,575
Eventbrite, Inc., Class A(1)	2,550	6,018
IMAX Corp.(1)	94,074	2,619,961

Lionsgate Studios Corp.(1)	284,335	2,055,742
Marcus Corp.	50,114	926,107
Skillz, Inc.(1)(2)	7,386	46,458
Sphere Entertainment Co.(1)(2)	54,902	2,069,805
		7,870,666
Financial Services — 2.3%
Acacia Research Corp.(1)	67,394	251,380
Alerus Financial Corp.	40,745	856,052
AvidXchange Holdings, Inc.(1)	181,725	1,779,088
Cannae Holdings, Inc.	115,145	2,147,454
Cass Information Systems, Inc.	26,914	1,138,462
EVERTEC, Inc.	130,289	4,720,371
Federal Agricultural Mortgage Corp., Class C	18,469	3,442,991
Finance of America Cos., Inc., Class A(1)(2)	9,692	212,836
Flywire Corp.(1)	60,927	654,965
International Money Express, Inc.(1)	56,149	619,323
Marqeta, Inc., Class A(1)	760,753	4,092,851
Merchants Bancorp	43,037	1,378,045
NCR Atleos Corp.(1)	141,031	3,738,732
NewtekOne, Inc.	48,759	529,035
NMI Holdings, Inc., Class A(1)	105,036	4,172,030
Onity Group, Inc.(1)	10,122	375,121
Payoneer Global, Inc.(1)	441,859	3,009,060
Paysafe Ltd.(1)	66,079	816,076
Paysign, Inc.(1)	4,206	18,717
Priority Technology Holdings, Inc.(1)	6,865	58,558
Repay Holdings Corp.(1)	97,827	470,548
Velocity Financial, Inc.(1)	13,834	231,720
Waterstone Financial, Inc.	23,158	299,201
		35,012,616
Food Products — 1.5%
Alico, Inc.	7,791	251,260
B&G Foods, Inc.	159,973	673,486
BRC, Inc., Class A(1)(2)	68,750	123,063
Calavo Growers, Inc.	33,483	922,457
Dole PLC	94,286	1,335,090
Fresh Del Monte Produce, Inc.	82,987	2,931,101
Hain Celestial Group, Inc.(1)	115,121	215,276
J&J Snack Foods Corp.	19,482	2,243,742
John B Sanfilippo & Son, Inc.	17,085	1,061,662
Lifeway Foods, Inc.(1)	9,886	223,374
Limoneira Co.	32,218	508,722
Mama's Creations, Inc.(1)	69,672	578,974
Mission Produce, Inc.(1)	90,937	1,016,676
Seaboard Corp.	232	621,106
Seneca Foods Corp., Class A(1)	10,875	1,025,621
Tootsie Roll Industries, Inc.	28,514	1,016,524
TreeHouse Foods, Inc.(1)	60,704	1,363,412
Utz Brands, Inc.	110,291	1,459,150
Vital Farms, Inc.(1)	65,722	2,092,588
Westrock Coffee Co.(1)(2)	15,390	105,883
WK Kellogg Co.	131,690	2,228,195
		21,997,362
Gas Utilities — 0.3%
Chesapeake Utilities Corp.	12,796	1,563,543

Northwest Natural Holding Co.	83,569	3,423,822
RGC Resources, Inc.	191	3,925
Star Group LP	11,720	140,171
		5,131,461
Ground Transportation — 0.7%
ArcBest Corp.	38,138	2,390,871
Covenant Logistics Group, Inc.	32,823	745,082
Heartland Express, Inc.	98,399	880,671
Hertz Global Holdings, Inc.(1)(2)	145,467	952,809
Marten Transport Ltd.	119,303	1,555,711
PAMT Corp.(1)	8	101
Universal Logistics Holdings, Inc.	14,068	338,476
Werner Enterprises, Inc.	123,954	3,216,606
		10,080,327
Health Care Equipment and Supplies — 2.4%
AngioDynamics, Inc.(1)	84,895	865,929
Artivion, Inc.(1)	3,413	100,957
AtriCure, Inc.(1)	3,945	136,379
Avanos Medical, Inc.(1)	90,687	1,139,936
Bioventus, Inc., Class A(1)	73,073	473,513
CONMED Corp.	58,841	3,339,227
CVRx, Inc.(1)	358	2,375
Electromed, Inc.(1)	10,908	220,342
Enovis Corp.(1)	105,338	3,297,079
Inogen, Inc.(1)	48,419	311,092
Integra LifeSciences Holdings Corp.(1)	64,297	814,000
iRadimed Corp.	16,429	950,911
Kewaunee Scientific Corp.(1)(2)	3,777	145,263
LeMaitre Vascular, Inc.	31,455	2,585,601
LENSAR, Inc.(1)	1,009	13,652
LivaNova PLC(1)	107,226	4,637,524
Merit Medical Systems, Inc.(1)	4	380
Neogen Corp.(1)	94,341	552,838
Novocure Ltd.(1)	113,928	2,177,164
Omnicell, Inc.(1)	82,398	2,502,427
OraSure Technologies, Inc.(1)	153,172	441,135
Orchestra BioMed Holdings, Inc.(1)(2)	3,182	9,069
Orthofix Medical, Inc.(1)	73,686	828,967
OrthoPediatrics Corp.(1)	31,296	624,668
Outset Medical, Inc.(1)	1,525	26,794
Pro-Dex, Inc.(1)(2)	3,140	125,741
Pulmonx Corp.(1)	18,978	64,525
QuidelOrtho Corp.(1)	107,274	3,290,094
Sensus Healthcare, Inc.(1)(2)	20,030	95,343
SI-BONE, Inc.(1)	7,465	141,089
Sight Sciences, Inc.(1)	48,929	180,548
STAAR Surgical Co.(1)	10,500	187,005
Surmodics, Inc.(1)	87	2,525
Tactile Systems Technology, Inc.(1)	46,801	462,394
UFP Technologies, Inc.(1)	14,630	3,426,346
Utah Medical Products, Inc.	6,313	347,720
Varex Imaging Corp.(1)	71,644	549,509
Vicarious Surgical, Inc., Class A(1)	564	4,253
Zimvie, Inc.(1)	56,476	516,191

Zynex, Inc.(1)	24,330	56,932
		35,647,437
Health Care Providers and Services — 2.6%
Acadia Healthcare Co., Inc.(1)	85,293	1,931,034
AdaptHealth Corp.(1)	199,201	1,788,825
Addus HomeCare Corp.(1)	7,567	839,256
agilon health, Inc.(1)	445,242	988,437
AirSculpt Technologies, Inc.(1)(2)	8,248	36,374
AMN Healthcare Services, Inc.(1)	68,510	1,446,246
Ardent Health Partners, Inc.(1)	23,760	344,045
Astrana Health, Inc.(1)	44,704	1,108,212
BrightSpring Health Services, Inc.(1)	78,734	1,874,657
Brookdale Senior Living, Inc.(1)	421,335	2,742,891
Castle Biosciences, Inc.(1)	55,021	878,685
Clover Health Investments Corp.(1)	585,141	1,837,343
Concentra Group Holdings Parent, Inc.	95,843	2,073,084
Cross Country Healthcare, Inc.(1)	55,437	730,660
DocGo, Inc.(1)	61,734	87,662
Fulgent Genetics, Inc.(1)(2)	39,988	828,551
InfuSystem Holdings, Inc.(1)	17,387	100,497
Joint Corp.(1)	18,597	198,988
National HealthCare Corp.	26,764	2,787,203
National Research Corp.	36,137	488,211
Nutex Health, Inc.(1)	6,470	1,085,278
Owens & Minor, Inc.(1)	149,657	987,736
Pediatrix Medical Group, Inc.(1)	179,668	2,542,302
Pennant Group, Inc.(1)	17,390	499,267
Premier, Inc., Class A	192,789	4,430,291
Progyny, Inc.(1)	168,121	3,614,601
Select Medical Holdings Corp.	190,592	2,914,152
Talkspace, Inc.(1)	138,647	442,284
U.S. Physical Therapy, Inc.	2,054	154,029
		39,780,801
Health Care Technology — 0.4%
American Well Corp., Class A(1)	5,017	33,815
CareCloud, Inc.(1)	784	1,584
Claritev Corp.(1)	12,023	462,284
Evolent Health, Inc., Class A(1)	34,847	259,610
GoodRx Holdings, Inc., Class A(1)	41,619	163,146
Health Catalyst, Inc.(1)	94,955	360,829
HealthStream, Inc.	49,487	1,386,626
iCAD, Inc.(1)	972	3,732
OptimizeRx Corp.(1)	21,331	258,958
Teladoc Health, Inc.(1)	294,192	2,035,809
TruBridge, Inc.(1)	16,304	390,155
		5,356,548
Hotels, Restaurants and Leisure — 2.4%
Accel Entertainment, Inc.(1)	118,017	1,324,151
Biglari Holdings, Inc., Class B(1)	1,089	269,135
BJ's Restaurants, Inc.(1)	46,577	2,077,800
Bloomin' Brands, Inc.	155,109	1,183,482
Cheesecake Factory, Inc.(2)	102,359	5,647,146
Cracker Barrel Old Country Store, Inc.(2)	46,828	2,689,800
Dave & Buster's Entertainment, Inc.(1)(2)	60,371	1,325,747

El Pollo Loco Holdings, Inc.(1)	48,381	508,001
Everi Holdings, Inc.(1)	110,738	1,562,513
First Watch Restaurant Group, Inc.(1)	61,542	950,209
Full House Resorts, Inc.(1)	29,188	92,818
Golden Entertainment, Inc.	40,765	1,163,025
Marriott Vacations Worldwide Corp.	50,669	3,337,060
Monarch Casino & Resort, Inc.	27,420	2,296,151
ONE Group Hospitality, Inc.(1)	18,811	64,710
Playa Hotels & Resorts NV(1)	175,335	2,360,009
PlayAGS, Inc.(1)	49,329	602,800
Portillo's, Inc., Class A(1)	76,412	916,944
Potbelly Corp.(1)	56,487	602,716
RCI Hospitality Holdings, Inc.	16,427	660,858
Rush Street Interactive, Inc.(1)	132,849	1,685,854
Super Group SGHC Ltd.	273,620	2,391,439
Target Hospitality Corp.(1)	61,067	446,400
Wendy's Co.	161,234	1,838,068
		35,996,836
Household Durables — 1.7%
Bassett Furniture Industries, Inc.	870	14,503
Beazer Homes USA, Inc.(1)	59,251	1,215,830
Century Communities, Inc.	52,183	2,706,732
Champion Homes, Inc.(1)	2	131
Cricut, Inc., Class A	94,746	574,161
Dream Finders Homes, Inc., Class A(1)(2)	25,385	529,531
Ethan Allen Interiors, Inc.	49,414	1,291,188
Flexsteel Industries, Inc.	7,576	230,083
Green Brick Partners, Inc.(1)	37,614	2,198,538
Hamilton Beach Brands Holding Co., Class A	12,028	219,752
Helen of Troy Ltd.(1)	44,576	1,198,649
Hooker Furnishings Corp.	14,734	144,688
Hovnanian Enterprises, Inc., Class A(1)	9,445	852,695
Landsea Homes Corp.(1)	42,854	482,965
La-Z-Boy, Inc.	85,348	3,575,228
Legacy Housing Corp.(1)	19,723	439,626
Leggett & Platt, Inc.	167,596	1,518,420
LGI Homes, Inc.(1)	40,199	2,013,970
Lifetime Brands, Inc.	15,165	50,499
Lovesac Co.(1)	29,188	558,658
Newell Brands, Inc.	588,248	3,117,714
Smith Douglas Homes Corp.(1)	116	2,178
Sonos, Inc.(1)	210,906	2,168,114
Universal Electronics, Inc.(1)	13,440	88,838
		25,192,691
Household Products — 0.8%
Central Garden & Pet Co.(1)	14,720	530,803
Central Garden & Pet Co., Class A(1)	109,866	3,512,416
Energizer Holdings, Inc.	145,104	3,379,472
Oil-Dri Corp. of America	22,284	1,117,988
Spectrum Brands Holdings, Inc.	53,303	3,079,315
		11,619,994
Independent Power and Renewable Electricity Producers — 0.1%
Montauk Renewables, Inc.(1)	99,672	183,396

XPLR Infrastructure LP	157,758	1,391,426
		1,574,822
Insurance — 3.7%
Ambac Financial Group, Inc.(1)	94,237	737,876
American Coastal Insurance Corp., Class C	48,169	520,225
AMERISAFE, Inc.	38,969	1,849,858
Bowhead Specialty Holdings, Inc.(1)	11,034	411,568
Brighthouse Financial, Inc.(1)	57,769	3,455,164
Crawford & Co., Class A	110	1,143
Crawford & Co., Class B	45	444
Donegal Group, Inc., Class A	32,733	661,207
eHealth, Inc.(1)	61,117	250,580
Employers Holdings, Inc.	50,662	2,465,720
Fidelis Insurance Holdings Ltd.	126,377	2,209,070
Genworth Financial, Inc., Class A(1)	537,614	3,790,179
GoHealth, Inc., Class A(1)(2)	3,584	19,748
Goosehead Insurance, Inc., Class A	27,596	2,987,543
Greenlight Capital Re Ltd., Class A(1)	49,178	710,130
HCI Group, Inc.	19,383	3,271,269
Heritage Insurance Holdings, Inc.(1)	58,417	1,429,464
Hippo Holdings, Inc.(1)	37,901	892,948
Horace Mann Educators Corp.	87,845	3,815,108
Investors Title Co.	2,602	608,920
James River Group Holdings Ltd.	72,699	423,108
Kingstone Cos., Inc.(1)	21,432	349,342
Palomar Holdings, Inc.(1)	5,153	883,585
ProAssurance Corp.(1)	97,329	2,257,059
Root, Inc., Class A(1)	13,596	1,780,940
Safety Insurance Group, Inc.	29,368	2,412,287
Selectquote, Inc.(1)	305,880	663,760
SiriusPoint Ltd.(1)	221,974	4,348,471
Skyward Specialty Insurance Group, Inc.(1)	77,231	4,892,584
Stewart Information Services Corp.	33,872	2,043,836
Tiptree, Inc.	30,928	685,983
Trupanion, Inc.(1)	43,970	2,074,944
United Fire Group, Inc.	40,151	1,142,296
Universal Insurance Holdings, Inc.	55,918	1,517,614
		55,563,973
Interactive Media and Services — 1.0%
Angi, Inc.(1)	5,739	89,815
BuzzFeed, Inc.(1)	3,370	7,246
Cars.com, Inc.(1)	126,081	1,292,330
EverQuote, Inc., Class A(1)	33,651	775,656
Getty Images Holdings, Inc.(1)	135,816	241,752
Outbrain, Inc.(1)	49,734	128,314
Shutterstock, Inc.	40,504	747,299
Taboola.com Ltd.(1)	339,696	1,256,875
TripAdvisor, Inc.(1)	203,291	2,894,864
Webtoon Entertainment, Inc.(1)(2)	57,234	503,087
Yelp, Inc.(1)	124,778	4,762,776
Ziff Davis, Inc.(1)	77,545	2,515,560
		15,215,574
IT Services — 0.3%
Applied Digital Corp.(1)(2)	86,964	593,964

ASGN, Inc.(1)	33,500	1,769,135
BigCommerce Holdings, Inc.(1)	2,036	10,261
Crexendo, Inc.(1)	7,817	42,056
CSP, Inc.	6,877	104,668
Fastly, Inc., Class A(1)	101,868	741,599
Hackett Group, Inc.	52,129	1,278,203
TSS, Inc.(1)(2)	14,638	211,373
		4,751,259
Leisure Products — 0.6%
American Outdoor Brands, Inc.(1)	16,197	187,561
Clarus Corp.	56,170	178,621
Escalade, Inc.	815	12,095
Funko, Inc., Class A(1)	68,831	288,402
JAKKS Pacific, Inc.	17,575	353,785
Johnson Outdoors, Inc., Class A	8,130	221,055
Latham Group, Inc.(1)	82,015	463,385
Malibu Boats, Inc., Class A(1)	39,339	1,185,677
Marine Products Corp.(2)	6,827	56,732
MasterCraft Boat Holdings, Inc.(1)	33,127	563,490
Outdoor Holding Co.(1)(2)	25,825	37,446
Polaris, Inc.	12,140	476,131
Smith & Wesson Brands, Inc.	88,503	842,548
Sturm Ruger & Co., Inc.	34,294	1,241,443
Topgolf Callaway Brands Corp.(1)	197,911	1,254,756
YETI Holdings, Inc.(1)	67,942	2,076,307
		9,439,434
Life Sciences Tools and Services — 0.4%
10X Genomics, Inc., Class A(1)	25,262	240,747
AbCellera Biologics, Inc.(1)(2)	39,804	80,404
Azenta, Inc.(1)	80,856	2,160,472
Codexis, Inc.(1)	4,790	11,017
CryoPort, Inc.(1)	71,806	431,554
Cytek Biosciences, Inc.(1)	218,143	604,256
Inotiv, Inc.(1)(2)	38,580	100,308
Lifecore Biomedical, Inc.(1)	5	34
MaxCyte, Inc.(1)(2)	170,260	405,219
Mesa Laboratories, Inc.	9,589	964,845
Niagen Bioscience, Inc.(1)	58,250	630,265
OmniAb, Inc.(1)	309	1
OmniAb, Inc.(1)	309	1
Personalis, Inc.(1)	78,389	362,941
Quanterix Corp.(1)	71,627	372,460
Rapid Micro Biosystems, Inc., Class A(1)	16,922	56,350
Seer, Inc.(1)(2)	61,532	118,142
		6,539,016
Machinery — 4.2%
3D Systems Corp.(1)	152,494	236,366
AirJoule Technologies Corp.(1)	2,707	10,395
Alamo Group, Inc.	17,795	3,524,122
Albany International Corp., Class A	52,106	3,442,643
Astec Industries, Inc.	47,483	1,865,607
Atmus Filtration Technologies, Inc.	7,542	271,663
Blue Bird Corp.(1)	58,506	2,264,182
Columbus McKinnon Corp.	19,828	288,696

Douglas Dynamics, Inc.	45,018	1,237,545
Eastern Co.	4,874	109,031
Energy Recovery, Inc.(1)	37,791	476,545
Enerpac Tool Group Corp.	108,151	4,637,515
Gencor Industries, Inc.(1)	8,053	111,051
Gorman-Rupp Co.	42,260	1,542,490
Graham Corp.(1)	20,416	805,003
Greenbrier Cos., Inc.	65,142	2,935,950
Helios Technologies, Inc.	63,848	1,935,871
Hillenbrand, Inc.	106,728	2,085,465
Hillman Solutions Corp.(1)	385,897	2,793,894
Hurco Cos., Inc.(1)	2,194	32,098
Hyster-Yale, Inc.	20,636	828,742
Kennametal, Inc.	156,253	3,364,127
L.B. Foster Co., Class A(1)	18,041	340,794
Lindsay Corp.	22,578	3,147,373
Luxfer Holdings PLC	54,592	623,987
Manitowoc Co., Inc.(1)	69,557	731,044
Mayville Engineering Co., Inc.(1)	23,696	373,449
Microvast Holdings, Inc.(1)	61,045	219,152
Miller Industries, Inc.	23,069	1,045,718
NN, Inc.(1)	56,775	116,389
Omega Flex, Inc.	7,081	231,690
Palladyne AI Corp.(1)	355	2,794
Park-Ohio Holdings Corp.	15,056	275,525
Perma-Pipe International Holdings, Inc.(1)	3,164	42,050
Proto Labs, Inc.(1)	52,385	1,937,197
REV Group, Inc.	108,537	4,069,052
Richtech Robotics, Inc., Class B(1)	629	1,453
Shyft Group, Inc.	58,690	615,658
Standex International Corp.	23,691	3,575,920
Taylor Devices, Inc.(1)	5,462	201,712
Tennant Co.	37,226	2,770,359
Terex Corp.	339	15,258
Titan International, Inc.(1)	102,551	742,469
Trinity Industries, Inc.	169,088	4,352,325
Twin Disc, Inc.	4,606	33,393
Wabash National Corp.	73,336	635,823
Worthington Enterprises, Inc.	53,265	3,137,841
		64,037,426
Marine Transportation — 0.2%
Costamare Bulkers Holdings Ltd.(1)	15,801	147,897
Costamare, Inc.	82,703	708,765
Genco Shipping & Trading Ltd.	89,667	1,187,191
Pangaea Logistics Solutions Ltd.	59,198	266,391
Safe Bulkers, Inc.	119,970	455,886
Star Bulk Carriers Corp.(2)	107	1,767
		2,767,897
Media — 1.3%
AMC Networks, Inc., Class A(1)	59,376	392,475
Boston Omaha Corp., Class A(1)	43,211	635,202
Cable One, Inc.	6,803	995,483
Emerald Holding, Inc.(2)	37,421	171,388
Entravision Communications Corp., Class A	89,160	184,561

EW Scripps Co., Class A(1)	129,050	286,491
Gambling.com Group Ltd.(1)	36,536	430,760
Gannett Co., Inc.(1)	296,328	1,049,001
Gray Media, Inc.	142,480	565,646
Ibotta, Inc., Class A(1)(2)	1,410	70,486
Integral Ad Science Holding Corp.(1)	108,454	882,816
John Wiley & Sons, Inc., Class A	82,703	3,235,341
Magnite, Inc.(1)	290,450	4,751,762
National CineMedia, Inc.	136,780	745,451
PubMatic, Inc., Class A(1)	82,948	970,492
Scholastic Corp.	39,663	684,980
Sinclair, Inc.	22,929	321,694
Stagwell, Inc.(1)	205,440	916,262
TechTarget, Inc.(1)	34,536	279,396
Thryv Holdings, Inc.(1)	76,107	1,012,223
Townsquare Media, Inc., Class A	2,639	18,209
WideOpenWest, Inc.(1)	103,030	433,756
		19,033,875
Metals and Mining — 1.5%
Alpha Metallurgical Resources, Inc.(1)	6,291	704,844
Ascent Industries Co.(1)	1,997	25,801
Caledonia Mining Corp. PLC	29,395	502,654
Century Aluminum Co.(1)	102,918	1,594,200
Compass Minerals International, Inc.(1)	86,837	1,668,139
Dakota Gold Corp.(1)	72,022	220,387
First Majestic Silver Corp.	216,278	1,334,435
Idaho Strategic Resources, Inc.(1)(2)	21,990	290,928
Kaiser Aluminum Corp.	32,591	2,365,781
Materion Corp.	36,440	2,821,549
McEwen Mining, Inc.(1)	93,517	750,942
Metallus, Inc.(1)	84,986	1,073,373
MP Materials Corp.(1)(2)	10,156	221,299
Olympic Steel, Inc.	20,346	603,259
Piedmont Lithium, Inc.(1)(2)	23,950	148,011
Radius Recycling, Inc., Class A	54,362	1,609,659
Ramaco Resources, Inc., Class A	57,976	524,103
Ramaco Resources, Inc., Class B	13,062	97,312
Ryerson Holding Corp.	59,584	1,236,964
SunCoke Energy, Inc.	180,910	1,472,607
Tredegar Corp.(1)	39,362	329,854
Warrior Met Coal, Inc.	59,629	2,710,138
Worthington Steel, Inc.	32,916	819,608
		23,125,847
Multi-Utilities — 0.3%
Avista Corp.	55,945	2,154,442
Unitil Corp.	33,969	1,862,520
		4,016,962
Oil, Gas and Consumable Fuels — 3.8%
Amplify Energy Corp.(1)	82,075	235,555
Ardmore Shipping Corp.(2)	86,562	831,861
Berry Corp.	133,001	317,872
BKV Corp.(1)	19,749	424,604
Centrus Energy Corp., Class A(1)	30,195	3,832,349
Chord Energy Corp.	1	90

Civitas Resources, Inc.	2,808	76,855
Comstock, Inc.(1)	278	809
Crescent Energy Co., Class A	274,959	2,306,906
CVR Energy, Inc.	55,835	1,305,981
Delek U.S. Holdings, Inc.	67,861	1,306,324
DHT Holdings, Inc.	261,681	3,030,266
Dorian LPG Ltd.	84,483	1,808,781
Epsilon Energy Ltd.	2,006	14,243
Evolution Petroleum Corp.	59,918	269,032
Excelerate Energy, Inc., Class A	25,711	723,250
FutureFuel Corp.	54,218	214,161
Gran Tierra Energy, Inc.(1)(2)	72,550	346,064
Granite Ridge Resources, Inc.	140,307	788,525
Green Plains, Inc.(1)	130,033	540,937
Hallador Energy Co.(1)	67,804	1,169,619
HighPeak Energy, Inc.	48,733	481,969
Infinity Natural Resources, Inc., Class A(1)	4,611	76,912
International Seaways, Inc.	98,677	3,655,983
Kimbell Royalty Partners LP	163,171	2,137,540
Kosmos Energy Ltd.(1)	769,241	1,276,940
NACCO Industries, Inc., Class A	489	17,536
New Fortress Energy, Inc.(2)	191,762	477,487
Nordic American Tankers Ltd.	367,875	974,869
Northern Oil & Gas, Inc.	140,268	3,728,323
Par Pacific Holdings, Inc.(1)	108,354	2,339,363
PBF Energy, Inc., Class A	89,423	1,703,508
Peabody Energy Corp.	209,640	2,758,862
Prairie Operating Co.(1)	5,818	22,516
PrimeEnergy Resources Corp.(1)	1,232	237,899
REX American Resources Corp.(1)	31,275	1,317,929
Riley Exploration Permian, Inc.	28,993	743,960
SandRidge Energy, Inc.	66,672	654,052
Scorpio Tankers, Inc.	29,895	1,188,027
SFL Corp. Ltd.	230,396	1,976,798
Sitio Royalties Corp., Class A	31,757	542,092
Summit Midstream Corp.(1)	17,737	445,908
Talos Energy, Inc.(1)	280,205	2,252,848
Teekay Corp. Ltd.	118,368	1,000,210
Teekay Tankers Ltd., Class A	50,103	2,214,052
Uranium Energy Corp.(1)	19,277	114,313
VAALCO Energy, Inc.(2)	225,584	715,101
Vital Energy, Inc.(1)	62,245	926,206
Vitesse Energy, Inc.	51,088	1,069,272
World Kinect Corp.	112,149	3,071,761
		57,666,320
Paper and Forest Products — 0.3%
Clearwater Paper Corp.(1)	33,794	972,929
Mercer International, Inc.	88,466	316,708
Sylvamo Corp.	50,048	2,651,043
		3,940,680
Passenger Airlines — 0.5%
Allegiant Travel Co.(1)	33,281	1,849,758
Blade Air Mobility, Inc.(1)	117,633	410,539
Frontier Group Holdings, Inc.(1)(2)	140,529	564,927

JetBlue Airways Corp.(1)	625,065	3,156,578
Sun Country Airlines Holdings, Inc.(1)	115,838	1,341,404
		7,323,206
Personal Care Products — 0.4%
Edgewell Personal Care Co.	95,223	2,630,059
Honest Co., Inc.(1)	136,332	685,750
Lifevantage Corp.	19,245	251,147
Medifast, Inc.(1)	21,321	299,986
Nature's Sunshine Products, Inc.(1)	20,460	316,312
Nu Skin Enterprises, Inc., Class A	107,173	924,903
USANA Health Sciences, Inc.(1)	23,139	691,162
Waldencast PLC, Class A(1)	2,787	7,497
		5,806,816
Pharmaceuticals — 2.3%
Alumis, Inc.(1)	56,549	197,922
Amphastar Pharmaceuticals, Inc.(1)	70,752	1,819,034
Amylyx Pharmaceuticals, Inc.(1)	117,681	606,057
ANI Pharmaceuticals, Inc.(1)	14,236	835,938
Arvinas, Inc.(1)	12,655	91,116
Atea Pharmaceuticals, Inc.(1)	145,397	431,829
Collegium Pharmaceutical, Inc.(1)	62,969	1,834,917
Corcept Therapeutics, Inc.(1)	57,790	4,482,192
Cumberland Pharmaceuticals, Inc.(1)	3,758	18,640
EyePoint Pharmaceuticals, Inc.(1)	48,701	352,595
Fulcrum Therapeutics, Inc.(1)	112,341	772,344
Harmony Biosciences Holdings, Inc.(1)	81,655	2,817,097
Harrow, Inc.(1)	8	225
Innoviva, Inc.(1)	121,817	2,383,959
LENZ Therapeutics, Inc.(1)(2)	30,301	884,789
Ligand Pharmaceuticals, Inc.(1)	35,788	3,657,176
Nuvation Bio, Inc.(1)(2)	465,908	987,725
Oramed Pharmaceuticals, Inc.(1)	15,439	36,127
Organon & Co.	464,368	4,281,473
Pacira BioSciences, Inc.(1)	103,812	2,682,502
Phibro Animal Health Corp., Class A	409	9,988
Rapport Therapeutics, Inc.(1)	913	7,551
Septerna, Inc.(1)	5,226	48,341
SIGA Technologies, Inc.	87,820	525,164
Supernus Pharmaceuticals, Inc.(1)	110,423	3,500,409
Terns Pharmaceuticals, Inc.(1)	114,131	354,947
Theravance Biopharma, Inc.(1)	72,862	667,416
Third Harmonic Bio, Inc.(1)	33,416	174,097
Ventyx Biosciences, Inc.(1)	1,652	2,808
		34,464,378
Professional Services — 2.9%
Asure Software, Inc.(1)	45,693	443,222
Barrett Business Services, Inc.	24,291	1,003,826
Clarivate PLC(1)	157,734	665,637
Concentrix Corp.	9,987	558,922
Conduent, Inc.(1)	310,361	695,209
CRA International, Inc.	13,074	2,484,714
CSG Systems International, Inc.	60,856	4,020,147
DLH Holdings Corp.(1)	3,723	18,615
First Advantage Corp.(1)	56,135	961,031

Forrester Research, Inc.(1)	905	9,620
Franklin Covey Co.(1)	22,249	520,182
Heidrick & Struggles International, Inc.	41,822	1,825,949
HireQuest, Inc.	2,798	28,008
Huron Consulting Group, Inc.(1)	33,901	4,842,080
IBEX Holdings Ltd.(1)	20,685	595,521
ICF International, Inc.	33,290	2,860,277
Innodata, Inc.(1)	63,101	2,490,596
Insperity, Inc.	22,985	1,487,589
Kelly Services, Inc., Class A	60,944	714,264
Kforce, Inc.	36,526	1,490,261
Legalzoom.com, Inc.(1)	340,530	3,109,039
ManpowerGroup, Inc.	65,773	2,759,177
Mistras Group, Inc.(1)	38,560	291,128
NV5 Global, Inc.(1)	34,375	759,688
Planet Labs PBC(1)	262,460	1,007,846
RCM Technologies, Inc.(1)	1,522	34,839
Resources Connection, Inc.	61,938	323,007
Skillsoft Corp.(1)	5,169	103,380
TaskUS, Inc., Class A(1)	36,509	606,049
TrueBlue, Inc.(1)	55,377	332,262
TTEC Holdings, Inc.(1)	10,974	53,882
Upwork, Inc.(1)	164,468	2,547,609
Willdan Group, Inc.(1)	27,087	1,464,052
WNS Holdings Ltd.(1)	53,537	3,104,611
		44,212,239
Real Estate Management and Development — 0.9%
AMREP Corp.(1)	877	17,759
Anywhere Real Estate, Inc.(1)	141,406	493,507
Cushman & Wakefield PLC(1)	415,841	4,170,885
Douglas Elliman, Inc.(1)	72,117	196,158
eXp World Holdings, Inc.	100,551	856,695
Five Point Holdings LLC, Class A(1)	108,929	593,663
Forestar Group, Inc.(1)	39,591	758,168
FRP Holdings, Inc.(1)	18,542	502,859
Kennedy-Wilson Holdings, Inc.	211,682	1,348,414
Marcus & Millichap, Inc.	48,226	1,389,391
RE/MAX Holdings, Inc., Class A(1)	15,768	119,048
RMR Group, Inc., Class A	26,202	395,650
Seaport Entertainment Group, Inc.(1)	385	7,523
Seritage Growth Properties, Class A(1)(2)	61,858	174,440
St. Joe Co.	47,680	2,131,773
Star Holdings(1)	15,867	100,438
Stratus Properties, Inc.(1)	1,022	18,549
Tejon Ranch Co.(1)	45,197	754,338
		14,029,258
Semiconductors and Semiconductor Equipment — 2.0%
ACM Research, Inc., Class A(1)	109,021	2,458,424
Aehr Test Systems(1)(2)	13,944	133,026
Alpha & Omega Semiconductor Ltd.(1)	44,796	950,571
Amtech Systems, Inc.(1)	1,238	4,964
Axcelis Technologies, Inc.(1)	16,862	950,005
CEVA, Inc.(1)	47,400	889,224
Cohu, Inc.(1)	89,777	1,532,493

Diodes, Inc.(1)	62,948	2,794,891
Everspin Technologies, Inc.(1)	3,245	18,204
FormFactor, Inc.(1)	66,182	1,975,533
Ichor Holdings Ltd.(1)	36,391	574,250
inTEST Corp.(1)	10,792	65,292
Kulicke & Soffa Industries, Inc.	100,975	3,246,346
Magnachip Semiconductor Corp.(1)	68,785	248,314
Navitas Semiconductor Corp.(1)	97,674	498,137
NVE Corp.	9,691	689,612
Penguin Solutions, Inc.(1)	105,189	1,868,157
Photronics, Inc.(1)	124,138	2,074,346
QuickLogic Corp.(1)(2)	2,800	14,504
Rigetti Computing, Inc.(1)	437,240	5,294,976
SkyWater Technology, Inc.(1)(2)	12,307	111,255
SolarEdge Technologies, Inc.(1)(2)	44,923	802,325
Ultra Clean Holdings, Inc.(1)	85,170	1,649,743
Veeco Instruments, Inc.(1)	41,622	803,721
		29,648,313
Software — 3.1%
8x8, Inc.(1)	255,821	419,547
A10 Networks, Inc.	159,136	2,746,687
Adeia, Inc.	227,342	2,919,071
Agilysys, Inc.(1)	29,443	3,118,308
Alarm.com Holdings, Inc.(1)	33,739	1,936,619
Arteris, Inc.(1)	14,948	116,146
AvePoint, Inc.(1)	62,332	1,162,492
Bit Digital, Inc.(1)(2)	165,150	389,754
Cerence, Inc.(1)	3,959	33,691
Cipher Mining, Inc.(1)(2)	478,447	1,492,755
Clearwater Analytics Holdings, Inc., Class A(1)	7,643	176,553
CoreCard Corp.(1)	5,804	153,226
CS Disco, Inc.(1)	33,944	133,739
Daily Journal Corp.(1)	2,715	1,144,183
Digital Turbine, Inc.(1)	180,417	851,568
DoubleVerify Holdings, Inc.(1)	215,187	2,956,669
E2open Parent Holdings, Inc.(1)	232,875	747,529
EverCommerce, Inc.(1)	25,772	257,978
Expensify, Inc., Class A(1)	113,697	251,270
I3 Verticals, Inc., Class A(1)	33,561	829,292
LiveRamp Holdings, Inc.(1)	71,905	2,342,665
Meridianlink, Inc.(1)	17,230	287,569
Mitek Systems, Inc.(1)	57,764	542,404
N-able, Inc.(1)	24,716	192,538
Olo, Inc., Class A(1)	231,272	2,014,379
ON24, Inc.(1)	45,318	257,859
OneSpan, Inc.	65,112	1,037,234
Ooma, Inc.(1)	16,594	226,508
Pagaya Technologies Ltd., Class A(1)	65,910	1,083,560
Phunware, Inc.(1)	863	2,563
Progress Software Corp.	82,898	5,103,201
Rapid7, Inc.(1)	43,996	1,009,708
Red Violet, Inc.	19,970	969,743
ReposiTrak, Inc.	21,099	460,380
SEMrush Holdings, Inc., Class A(1)	12,132	119,379

Silvaco Group, Inc.(1)(2)	2,397	11,098
SoundThinking, Inc.(1)	9,285	144,010
Sprinklr, Inc., Class A(1)	142,521	1,202,877
Synchronoss Technologies, Inc.(1)	12,891	88,175
Telos Corp.(1)	102,857	259,200
Teradata Corp.(1)	165,799	3,640,946
Upland Software, Inc.(1)	8,131	17,563
Verint Systems, Inc.(1)	115,916	2,033,167
Xperi, Inc.(1)	88,752	691,378
Yext, Inc.(1)	138,180	927,188
		46,502,369
Specialty Retail — 2.9%
1-800-Flowers.com, Inc., Class A(1)(2)	55,425	272,691
Academy Sports & Outdoors, Inc.	12,631	516,734
Advance Auto Parts, Inc.	118,380	5,673,953
American Eagle Outfitters, Inc.	77,424	848,567
America's Car-Mart, Inc.(1)	13,091	651,408
Arhaus, Inc.(1)	107,616	966,392
Arko Corp.	118,968	509,183
Barnes & Noble Education, Inc.(1)	19,984	240,407
Buckle, Inc.	64,558	2,750,816
Build-A-Bear Workshop, Inc.	27,739	1,415,799
Caleres, Inc.	69,668	937,035
Camping World Holdings, Inc., Class A	106,451	1,730,893
Cato Corp., Class A	6,673	17,083
Citi Trends, Inc.(1)	12,244	324,221
Designer Brands, Inc., Class A	69,625	247,169
Destination XL Group, Inc.(1)	58,714	66,347
Duluth Holdings, Inc., Class B(1)	3,202	5,956
Foot Locker, Inc.(1)	190,851	4,534,620
Genesco, Inc.(1)	22,610	491,315
Guess?, Inc.	67,566	708,092
Haverty Furniture Cos., Inc.	27,518	576,777
J Jill, Inc.	13,976	223,616
Lands' End, Inc.(1)	24,798	208,799
MarineMax, Inc.(1)	39,493	837,252
Monro, Inc.	55,443	849,941
National Vision Holdings, Inc.(1)	160,657	3,182,615
ODP Corp.(1)	56,606	931,169
OneWater Marine, Inc., Class A(1)(2)	8,036	118,692
Petco Health & Wellness Co., Inc.(1)	136,113	499,535
PetMed Express, Inc.(1)	35,776	132,371
RumbleON, Inc., Class B(1)	25,904	40,928
Sally Beauty Holdings, Inc.(1)	206,446	1,798,145
Shoe Carnival, Inc.	35,671	685,597
Signet Jewelers Ltd.	38,534	2,565,208
Sonic Automotive, Inc., Class A	19,847	1,387,901
Stitch Fix, Inc., Class A(1)	203,954	901,477
Tile Shop Holdings, Inc.(1)	28,915	184,188
Upbound Group, Inc.	69,066	1,584,374
Victoria's Secret & Co.(1)	164,978	3,499,183
Zumiez, Inc.(1)	32,146	401,503
		43,517,952
Technology Hardware, Storage and Peripherals — 0.2%
Corsair Gaming, Inc.(1)	56,923	500,353

Diebold Nixdorf, Inc.(1)	24,809	1,195,050
Eastman Kodak Co.(1)	159,641	906,761
Immersion Corp.	56,934	428,144
Turtle Beach Corp.(1)	409	4,695
Xerox Holdings Corp.	95,572	467,347
		3,502,350
Textiles, Apparel and Luxury Goods — 1.3%
Carter's, Inc.	70,366	2,207,382
Figs, Inc., Class A(1)	240,262	1,045,140
G-III Apparel Group Ltd.(1)	80,171	2,328,968
Hanesbrands, Inc.(1)	695,612	3,443,279
Lakeland Industries, Inc.	14,416	274,769
Movado Group, Inc.	30,790	498,798
Oxford Industries, Inc.	30,985	1,663,275
Rocky Brands, Inc.	14,431	328,305
Steven Madden Ltd.	87,020	2,145,043
Superior Group of Cos., Inc.	21,797	214,918
Under Armour, Inc., Class A(1)	160,087	1,074,184
Under Armour, Inc., Class C(1)	122,226	770,024
Unifi, Inc.(1)	7,109	35,687
Vera Bradley, Inc.(1)	37,012	74,764
Wolverine World Wide, Inc.	169,002	2,883,174
		18,987,710
Trading Companies and Distributors — 1.2%
Alta Equipment Group, Inc.(2)	52,948	251,503
BlueLinx Holdings, Inc.(1)	17,083	1,143,194
Custom Truck One Source, Inc.(1)(2)	49,399	212,416
Distribution Solutions Group, Inc.(1)	2	55
DNOW, Inc.(1)	224,150	3,232,243
DXP Enterprises, Inc.(1)	29,149	2,410,039
Global Industrial Co.	25,111	654,142
H&E Equipment Services, Inc.	56,215	5,320,188
Hudson Technologies, Inc.(1)	81,763	584,605
Karat Packaging, Inc.	14,166	445,662
MRC Global, Inc.(1)	172,657	2,142,673
Titan Machinery, Inc.(1)	44,474	830,774
Transcat, Inc.(1)	305	26,651
Willis Lease Finance Corp.	4,567	613,531
		17,867,676
Transportation Infrastructure — 0.0%
Sky Harbour Group Corp.(1)(2)	27,552	283,786
Water Utilities — 0.5%
Artesian Resources Corp., Class A	18,086	623,786
California Water Service Group	72,631	3,431,815
Consolidated Water Co. Ltd.	5,904	159,585
H2O America	17,963	942,698
Middlesex Water Co.	31,711	1,837,653
Pure Cycle Corp.(1)	1,015	10,779
York Water Co.	4,437	144,912
		7,151,228
Wireless Telecommunication Services — 0.2%
Gogo, Inc.(1)	124,182	1,317,571
Spok Holdings, Inc.	35,087	568,409

Telephone & Data Systems, Inc.	25,954	891,780
		2,777,760
TOTAL COMMON STOCKS (Cost $1,623,512,316)		1,508,903,643
RIGHTS — 0.0%
Biotechnology — 0.0%
Akouos, Inc.(1)	779	8
Chinook Therapeutics, Inc.(1)	5,210	52
Fusion Pharmaceuticals, Inc.(1)(2)	4,010	2,205
Pardes Biosciences, Inc.(1)	223	7
		2,272
Pharmaceuticals — 0.0%
Concert Pharmaceuticals, Inc.(1)	5,515	2,040
Jounce Therapeutics, Inc.(1)	4,355	131
Poseida Therapeutics, Inc.(1)	6,404	3,202
		5,373
Software — 0.0%
Gen Digital, Inc.(1)	14,827	104,975
TOTAL RIGHTS (Cost $65,318)		112,620
SHORT-TERM INVESTMENTS — 1.5%
Money Market Funds — 1.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,708,466	1,708,466
State Street Navigator Securities Lending Government Money Market Portfolio(3)	20,687,910	20,687,910
TOTAL SHORT-TERM INVESTMENTS (Cost $22,396,376)		22,396,376
TOTAL INVESTMENT SECURITIES — 101.3% (Cost $1,645,974,010)		1,531,412,639
OTHER ASSETS AND LIABILITIES — (1.3)%		(19,617,079)
TOTAL NET ASSETS — 100.0%		$1,511,795,560

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $22,414,188. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $23,303,801, which includes securities collateral of $2,615,891.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.